Subsidiary guarantee information (Details 3) (CHF) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets (CHF million)
Cash and due from banks	79,349	68,692
Interest-bearing deposits with banks	1,244	1,515
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	163,208	160,022
Securities received as collateral	26,854	22,800
Trading assets	241,131	229,413
Investment securities	2,791	2,987
Other investments	8,613	10,329
Net loans	272,551	247,054
Premises and equipment	4,641	5,091
Goodwill	8,644	7,999
Other intangible assets	249	210
Brokerage receivables	41,629	52,045
Other assets	70,558	63,065
Assets of discontinued operations held-for-sale	0	1,584
Total assets	921,462	872,806
Liabilities and equity (CHF million)
Due to banks	26,009	23,108
Customer deposits	369,058	333,089
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	70,119	94,032
Obligation to return securities received as collateral	26,854	22,800
Trading liabilities	72,655	76,635
Short-term borrowings	25,921	20,193
Long-term debt	177,898	130,042
Brokerage payables	56,977	73,154
Other liabilities	50,970	51,447
Liabilities of discontinued operations held-for-sale	0	1,140
Total liabilities	876,461	825,640
Total shareholders' equity	43,959	42,164
Noncontrolling interests	1,042	5,002
Total equity	45,001	47,166	42,284	41,085
Total liabilities and equity	921,462	872,806
Credit Suisse (USA), Inc - Consolidated
Assets (CHF million)
Cash and due from banks	4,572	4,965
Interest-bearing deposits with banks	69	81
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	152,647	127,153
Securities received as collateral	26,754	23,479
Trading assets	74,980	73,582
Investment securities	3	2
Other investments	2,826	4,522
Net loans	20,664	20,464
Premises and equipment	892	891
Goodwill	731	658
Other intangible assets	115	78
Brokerage receivables	25,009	25,667
Other assets	24,738	18,120
Assets of discontinued operations held-for-sale		11
Total assets	334,000	299,673
Liabilities and equity (CHF million)
Due to banks	97	251
Customer deposits	1	1
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	120,817	98,600
Obligation to return securities received as collateral	26,754	23,479
Trading liabilities	13,133	14,304
Short-term borrowings	27,440	42,842
Long-term debt	67,776	31,909
Brokerage payables	44,029	55,749
Other liabilities	13,103	11,310
Liabilities of discontinued operations held-for-sale		19
Total liabilities	313,150	278,464
Total shareholders' equity	19,693	18,059
Noncontrolling interests	1,157	3,150
Total equity	20,850	21,209
Total liabilities and equity	334,000	299,673
Bank parent company and other subsidiaries | Includes eliminations and consolidation adjustments
Assets (CHF million)
Cash and due from banks	73,428	63,116
Interest-bearing deposits with banks	4,035	3,304
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	10,561	32,860
Securities received as collateral	100	(679)
Trading assets	166,333	156,156
Investment securities	2,376	1,625
Other investments	5,641	5,685
Net loans	235,264	210,693
Premises and equipment	3,549	4,004
Goodwill	7,035	6,463
Other intangible assets	134	132
Brokerage receivables	16,620	26,377
Other assets	45,773	43,447
Assets of discontinued operations held-for-sale		1,573
Total assets	570,849	554,756
Liabilities and equity (CHF million)
Due to banks	26,409	22,896
Customer deposits	357,568	321,677
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(50,698)	(4,568)
Obligation to return securities received as collateral	100	(679)
Trading liabilities	59,534	62,508
Short-term borrowings	(1,519)	(22,649)
Long-term debt	105,171	94,832
Brokerage payables	12,948	17,405
Other liabilities	37,545	39,790
Liabilities of discontinued operations held-for-sale		1,121
Total liabilities	547,058	532,333
Total shareholders' equity	23,202	21,408
Noncontrolling interests	589	1,015
Total equity	23,791	22,423
Total liabilities and equity	570,849	554,756
Bank
Assets (CHF million)
Cash and due from banks	78,000	68,081
Interest-bearing deposits with banks	4,104	3,385
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	163,208	160,013
Securities received as collateral	26,854	22,800
Trading assets	241,313	229,738
Investment securities	2,379	1,627
Other investments	8,467	10,207
Net loans	255,928	231,157
Premises and equipment	4,441	4,895
Goodwill	7,766	7,121
Other intangible assets	249	210
Brokerage receivables	41,629	52,044
Other assets	70,511	61,567
Assets of discontinued operations held-for-sale	0	1,584
Total assets	904,849	854,429
Liabilities and equity (CHF million)
Due to banks	26,506	23,147
Customer deposits	357,569	321,678
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	70,119	94,032
Obligation to return securities received as collateral	26,854	22,800
Trading liabilities	72,667	76,812
Short-term borrowings	25,921	20,193
Long-term debt	172,947	126,741
Brokerage payables	56,977	73,154
Other liabilities	50,648	51,100
Liabilities of discontinued operations held-for-sale	0	1,140
Total liabilities	860,208	810,797
Total shareholders' equity	42,895	39,467
Noncontrolling interests	1,746	4,165
Total equity	44,641	43,632	42,883	39,334
Total liabilities and equity	904,849	854,429
Group parent company
Assets (CHF million)
Cash and due from banks	917	795
Interest-bearing deposits with banks	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	0	0
Trading assets	0	0
Investment securities	3,981	1,481
Other investments	46,392	42,570
Net loans	350	3,185
Premises and equipment	0	0
Goodwill	0	0
Other intangible assets	0	0
Brokerage receivables	0	0
Other assets	221	243
Assets of discontinued operations held-for-sale		0
Total assets	51,861	48,274
Liabilities and equity (CHF million)
Due to banks	2,627	3,242
Customer deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	0	0
Trading liabilities	0	0
Short-term borrowings	0	0
Long-term debt	4,930	2,784
Brokerage payables	0	0
Other liabilities	345	84
Liabilities of discontinued operations held-for-sale		0
Total liabilities	7,902	6,110
Total shareholders' equity	43,959	42,164
Noncontrolling interests	0	0
Total equity	43,959	42,164
Total liabilities and equity	51,861	48,274
Other Group subsidiaries | Includes eliminations and consolidation adjustments
Assets (CHF million)
Cash and due from banks	432	(184)
Interest-bearing deposits with banks	(2,860)	(1,870)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	9
Securities received as collateral	0	0
Trading assets	(182)	(325)
Investment securities	(3,569)	(121)
Other investments	(46,246)	(42,448)
Net loans	16,273	12,712
Premises and equipment	200	196
Goodwill	878	878
Other intangible assets	0	0
Brokerage receivables	0	1
Other assets	(174)	1,255
Assets of discontinued operations held-for-sale		0
Total assets	(35,248)	(29,897)
Liabilities and equity (CHF million)
Due to banks	(3,124)	(3,281)
Customer deposits	11,489	11,411
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	0	0
Trading liabilities	(12)	(177)
Short-term borrowings	0	0
Long-term debt	21	517
Brokerage payables	0	0
Other liabilities	(23)	263
Liabilities of discontinued operations held-for-sale		0
Total liabilities	8,351	8,733
Total shareholders' equity	(42,895)	(39,467)
Noncontrolling interests	(704)	837
Total equity	(43,599)	(38,630)
Total liabilities and equity	(35,248)	(29,897)